Document And Entity Information	Jun. 21, 2023
Document Information [Line Items]
Entity, Registrant Name	Cadiz Inc.
Document, Type	8-K
Document, Period End Date	Jun. 21, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-12114
Entity, Tax Identification Number	77-0313235
Entity, Address, Address Line One	550 S. Hope Street
Entity, Address, Address Line Two	Suite 2850
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	271-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000727273
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CDZI
Security Exchange Name	NASDAQ
DepositaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	CDZIP
Security Exchange Name	NASDAQ